GLOBAL X FUNDS
(the "Trust")

Global X MLP ETF (MLPA)	Global X Autonomous & Electric Vehicles ETF (DRIV)
Global X MLP & Energy Infrastructure ETF (MLPX)	Global X Genomics & Biotechnology ETF (GNOM)
Global X U.S. Preferred ETF (PFFD)	Global X Video Games & Esports ETF (HERO)
Global X SuperDividend Alternatives ETF (ALTY)	Global X Cybersecurity ETF (BUG)
Global X S&P 500® Quality Dividend ETF (QDIV)	Global X Millennials Thematic ETF (MILN)
Global X TargetIncomeTM 5 ETF (TFIV)	Global X Longevity Thematic ETF (LNGR)
Global X TargetIncomeTM Plus 2 ETF (TFLT)	Global X Health & Wellness Thematic ETF (BFIT)
Global X Adaptive U.S. Factor ETF (AUSF)	Global X Education ETF (EDUX)
Global X Robotics & Artificial Intelligence ETF (BOTZ)	Global X Cannabis ETF (POTX)
Global X FinTech ETF (FINX)	Global X U.S. Infrastructure Development ETF (PAVE)
Global X Internet of Things ETF (SNSR)	Global X Conscious Companies ETF (KRMA)
Global X Cloud Computing ETF (CLOU)	Global X Founder-Run Companies ETF (BOSS)
Global X Artificial Intelligence & Technology ETF (AIQ)	Global X Thematic Growth ETF (GXTG)

SUPPLEMENT DATED JUNE 30, 2020
TO THE STATEMENT OF ADDITIONAL INFORMATION FOR THE ABOVE SERIES OF THE TRUST DATED APRIL, 1 2020, AS SUPPLEMENTED FROM TIME TO TIME

Effective June 30, 2020, the third and fourth paragraphs of the section titled “MANAGEMENT OF THE TRUST – Board of Trustees and Officers” beginning on pg. 39 are replaced in its entirety with the following:

BOARD STRUCTURE AND RELATED MATTERS. Board members who are not “interested persons” of the Trust, as defined in Section 2(a)(19) of the 1940 Act (“Independent Trustees”), constitute 75 percent of the Board. Mr. Charles A. Baker, an Independent Trustee, serves as Independent Chairman of the Board. The Independent Chairman helps to facilitate communication among the Independent Trustees as well as communication between the Independent Trustees and management of the Trust. The Independent Chairman may assume such other duties and perform such activities as the Board may, from time to time, determine should be handled by the Independent Chairman. Mr. Luis Berruga is the sole Board member who is an “interested person” of the Trust (“Interested Trustee”). Mr. Berruga is an Interested Trustee due to his affiliation with the Adviser. The Board believes that having an interested person on the Board facilitates the ability of the Independent Trustees to fully understand (i) the Adviser’s commitment to providing and/or arranging for the provision of quality services to the Funds and (ii) corporate and financial matters of the Adviser that may be of importance in the Board’s decision-making process.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE